LEVCO Equity Value Fund
                            -----------------------


                               Semi-Annual Report
                                  June 30, 1998
                                   (Unaudited)


         INVESTMENT ADVISER                              DISTRIBUTOR
         ------------------                              -----------
     JOHN A. LEVIN & CO., INC.                      LEVCO SECURITIES, INC.
       One Rockefeller Plaza                        One Rockefeller Plaza
             25th Floor                                   25th Floor
      New York, New York 10020                     New York, New York 10020
           1.888.300.9887                               1.888.300.9887

LETTER TO INVESTORS                                  AUGUST 24, 1998


     The first half of 1998 brought us another rise in the market as measured by the S&P 500 Index, but it was a rise that was very narrowly based. For the six months ended June 30, 1998, the S&P 500 Index achieved a return of 17.7%, while the Fund returned 9.4% over the same period.

     The extremely tiered nature of the market's advance is perhaps best illustrated by the following fact: in the second quarter, the increase in the market capitalization of a group of only 14 stocks was equal to the increase in the market capitalization of the entire S&P 500 Index. Furthermore, the unweighted average return of these 14 stocks for the second quarter was 20.7%, while the unweighted average return on the remainder of the stocks in the index was just under -2.0%. The gains achieved by these market leaders were reflected in the increases in their multiples, as the average price/earnings ratio of these 14 stocks was 42.2x based on the trailing four quarters, which is very high relative to historic valuations.

     The second quarter dramatically illustrated how the returns of a capitalization weighted index such as the S&P 500 can be strongly impacted by the performance of a few stocks, masking the price action of the vast majority of the other stocks in the index. While a benchmark is an important way of measuring performance, an attempt to match a benchmark should not divert an investment manager from following its basic investment philosophy. The investment management team at John A. Levin & Co., Inc. constructed the Fund's portfolio on the basis of its belief that a market based on such narrow leadership contains significant risks and that the structuring of a diversified portfolio and adherence to pricing disciplines is especially important in such an environment, even at the cost of lagging the S&P 500 in the short term.

     Since the conclusion of the second quarter, the S&P 500 has fallen significantly, as concerns about the growth rate of corporate earnings and the continuing problems in Asia are being more fully reflected in stock prices and are affecting an even wider range of stocks. The momentum that has been carrying the market for such an extended period has been abating, and investor psychology may be changing. We believe that our portfolio, which is diversified and seeks to control risks, is well suited for this shifting environment.

     Since the inception of the Fund, the S&P 500 has been a difficult benchmark for an active, value-oriented manager to match. The market environment may be changing in important ways, however, and if that is the case, we believe that the Fund's portfolio should enjoy better relative performance. As always, we welcome your comments and thank you for your support.

                                   Sincerely,

                    /s/ John A. Levin         /s/ Jeffrey A. Kigner
                    John A. Levin             Jeffrey A. Kigner
                    Co-Chairman               Co-Chairman
                    and President

                             LEVCO EQUITY VALUE FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                                  June 30, 1998
                                   (Unaudited)

ASSETS
   Investments in securities:
      At acquisition cost                                            $14,087,323
                                                                     ===========
      At value (Note 1)                                              $14,947,963
   Receivable for securities sold                                         65,999
   Receivable for capital shares sold                                    491,585
   Dividends receivable                                                    9,874
   Interest receivable                                                     6,465
   Due from adviser (Note 3)                                               4,051
   Organization expenses, net (Note 1)                                   105,555
   Other assets                                                            4,500
                                                                     -----------
      TOTAL ASSETS                                                    15,635,992
                                                                     -----------

LIABILITIES
   Payable for securities purchased                                      164,099
   Other accrued expenses                                                 56,200
                                                                     -----------
      TOTAL LIABILITIES                                                  220,299
                                                                     -----------

NET ASSETS                                                           $15,415,693
                                                                     ===========

Net assets consist of:
Paid-in capital                                                      $14,188,513
Accumulated net realized gains
   from security transactions                                            362,250
Undistributed net investment income                                        4,290
Net unrealized appreciation on investments                               860,640
                                                                     -----------
   Net assets                                                        $15,415,693
                                                                     ===========

Shares of beneficial interest outstanding
   (unlimited number of shares
   authorized, $0.001 par value)                                       1,414,274
                                                                     ===========

Net asset value, offering price and
   redemption price per share (Note 1)                               $     10.90
                                                                     ===========

See accompanying notes to financial statements.

                             LEVCO EQUITY VALUE FUND

                             STATEMENT OF OPERATIONS

                     For the Six Months Ended June 30, 1998
                                   (Unaudited)



INVESTMENT INCOME
   Dividends                                                        $   106,921
   Interest                                                              42,488
                                                                    -----------
      TOTAL INVESTMENT INCOME                                           149,409
                                                                    -----------

EXPENSES
   Investment advisory fees (Note 3)                                     61,635
   Professional fees                                                     19,500
   Accounting services fees                                              15,000
   Trustees' fees and expenses                                           15,000
   Amortization of organization expenses (Note 1)                        12,926
   Shareholder report printing                                            7,493
   Transfer agent fees                                                    6,000
   Custodian fees                                                         4,025
   Insurance expense                                                      3,600
   Registration fees                                                        419
   Other expenses                                                           488
                                                                    -----------
      TOTAL EXPENSES                                                    146,086
   Fees waived and expenses reimbursed
      by the Adviser (Note 3)                                           (65,686)
                                                                    -----------
      NET EXPENSES                                                       80,400
                                                                    -----------

NET INVESTMENT INCOME                                                    69,009
                                                                    -----------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
   Net realized gains from security transactions                        542,308
   Net change in unrealized appreciation/
      depreciation on investments                                       664,738
                                                                    -----------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                      1,207,046
                                                                    -----------

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $ 1,276,055
                                                                    ===========

See accompanying notes to financial statements.

                             LEVCO EQUITY VALUE FUND

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                              Six Months       Period
                                                                 Ended          Ended
                                                             June 30, 1998   December 31,
                                                              (Unaudited)      1997 (a)
                                                             ------------    ------------

FROM OPERATIONS:
   Net investment income                                     $     69,009    $     95,250
   Net realized gains (losses) from security transactions         542,308        (180,058)
   Net change in unrealized appreciation/depreciation
      on investments                                              664,738         195,902
                                                             ------------    ------------
Net increase in net assets from operations                      1,276,055         111,094
                                                             ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                     (64,840)        (95,129)
                                                             ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                      501,585      13,585,403
   Net asset value of shares issued in reinvestment
      of distributions to shareholders                             64,840          95,129
   Payments for shares redeemed                                   (31,183)        (27,261)
                                                             ------------    ------------
Net increase in net assets from capital share transactions        535,242      13,653,271
                                                             ------------    ------------

TOTAL INCREASE IN NET ASSETS                                    1,746,457      13,669,236

NET ASSETS:
   Beginning of period                                         13,669,236               0
                                                             ------------    ------------
   End of period                                             $ 15,415,693    $ 13,669,236
                                                             ============    ============

UNDISTRIBUTED NET INVESTMENT INCOME                          $      4,290    $        121
                                                             ============    ============
CAPITAL SHARE ACTIVITY:

   Shares sold                                                     45,987       1,358,540
   Shares issued in reinvestment of
      distributions to shareholders                                 5,887           9,480
   Shares redeemed                                                 (2,893)         (2,727)
                                                             ------------    ------------
   Net increase in shares outstanding                              48,981       1,365,293
   Shares outstanding, beginning of period                      1,365,293               0
                                                             ------------    ------------
   Shares outstanding, end of period                            1,414,274       1,365,293
                                                             ============    ============

(a) Represents the period from August 4, 1997 (commencement of operations) through December 31, 1997.

See accompanying notes to financial statements.

                             LEVCO EQUITY VALUE FUND

                              FINANCIAL HIGHLIGHTS


                 Selected Per Share Data and Ratios for a Share
                       Outstanding Throughout Each Period

                                                      Six Months       Period
                                                         Ended          Ended
                                                     June 30, 1998  December 31,
                                                      (Unaudited)      1997 (a)
                                                      ----------     ----------

Net asset value at beginning of period                $    10.01     $    10.00
                                                      ----------     ----------
Income from investment operations:
   Net investment income                                    0.05           0.07
   Net realized and unrealized gains
      on investments                                        0.89           0.01
                                                      ----------     ----------
Total from investment operations                            0.94           0.08
                                                      ----------     ----------
Less distributions:
   Dividends from net investment income                    (0.05)         (0.07)
                                                      ----------     ----------

Net asset value at end of period                      $    10.90     $    10.01
                                                      ==========     ==========

Total return (b)                                            9.36%          0.80%
                                                      ==========     ==========

Net assets at end of period (000's)                   $   15,416     $   13,669
                                                      ==========     ==========

Ratio of net expenses to average net assets (c)             1.10%          1.10%

Ratio of net investment income to average net assets        0.94%          1.73%

Portfolio turnover rate (b)                                   44%            36%

(a) Represents the period from August 4, 1997 (commencement of operations) through December 31, 1997.

(b)  Not annualized.

(c) Absent investment advisory fees waived and expenses reimbursed by the Adviser, the ratio of expenses to average net assets would have been 2.00% and 2.47% for the periods ended June 30, 1998 and December 31, 1997, repectively (Note 3).

See accompanying notes to financial statements.

                             LEVCO EQUITY VALUE FUND

                            PORTFOLIO OF INVESTMENTS

                                  June 30, 1998
                                   (Unaudited)

  Shares                                                                Value
  ------                                                                -----
               COMMON STOCKS - 86.0%
               AEROSPACE & DEFENSE - 7.3%
     2,200        Lockheed Martin Corp.                             $   232,925
     7,800        Loral Space & Communications Limited (a)              220,350
     2,800        Northrop Grumman Corp.                                288,750
     2,900        Rockwell International Corp.                          139,381
     4,600        TRW Inc.                                              251,275
                                                                    -----------
                                                                      1,132,681
                                                                    -----------
               BANKING - 4.1%
     2,700        Bank of New York Company, Inc. (The)                  163,856
     3,600        First Union Corp.                                     209,700
     3,400        NationsBank Corp.                                     260,100
                                                                    -----------
                                                                        633,656
                                                                    -----------
               BASIC MATERIALS - 2.1%
     6,900        Allegheny Teledyne Inc.                               157,838
     5,400        Getchell Gold Corp. (a)                                81,000
     8,000        MacMillan Bloedel Limited                              85,000
                                                                    -----------
                                                                        323,838
                                                                    -----------
               BEVERAGES - 1.9%
     6,100        Anheuser-Busch Companies, Inc.                        287,844
                                                                    -----------
               CHEMICALS - 3.2%
       800        Air Products and Chemicals, Inc.                       32,000
     3,200        E.I. du Pont de Nemours and Company                   238,800
       500        FMC Corp. (a)                                          34,094
     3,500        Monsanto Company                                      195,562
                                                                    -----------
                                                                        500,456
                                                                    -----------
               COMPUTERS/COMPUTER TECHNOLOGY SERVICES - 3.7%
     3,300        Hewlett-Packard Company                               197,588
     3,300        International Business Machines Corp.                 378,881
                                                                    -----------
                                                                        576,469
                                                                    -----------
               CONGLOMERATES - 2.0%
     7,500        Fortune Brands, Inc.                                  288,281
                                                                    -----------

                             LEVCO EQUITY VALUE FUND

                            PORTFOLIO OF INVESTMENTS

                                  June 30, 1998
                                   (Unaudited)

  Shares                                                                Value
  ------                                                                -----
               COMMON STOCKS - CONTINUED
               CONTAINERS & PACKAGING - 3.8%
     9,400        Owens-Illinois, Inc. (a)                          $   420,650
     4,700        Sealed Air Corp. (a)                                  172,725
                                                                    -----------
                                                                        593,375
                                                                    -----------
               ELECTRICAL COMPONENTS - 3.9%
     5,700        Sundstrand Corp.                                      326,325
     4,700        Texas Instruments Inc.                                274,069
                                                                    -----------
                                                                        600,394
                                                                    -----------
               ELECTRONICS - 3.1%
     1,600        Royal Philips Electronics N.V.                        136,000
     3,700        United Technologies Corp.                             342,250
                                                                    -----------
                                                                        478,250
                                                                    -----------
               FOOD PRODUCTS - 1.5%
     3,200        General Mills, Inc.                                   218,800
                                                                    -----------
               HOUSEHOLD PRODUCTS - 4.4%
     7,400        Black & Decker Corp. (The)                            451,400
     4,800        Kimberly-Clark Corp.                                  220,200
                                                                    -----------
                                                                        671,600
                                                                    -----------
               INDUSTRIAL - 4.6%
     6,800        Inland Steel Industries, Inc.                         191,675
     4,500        Minnesota Mining and Manufacturing Company            369,844
     6,200        Republic Services, Inc. - Class A (a)                 148,800
                                                                    -----------
                                                                        710,319
                                                                    -----------
               INSURANCE - 12.8%
    11,500        Ace, Limited                                          448,500
     5,800        Aetna Inc.                                            441,525
     1,300        American Bankers Insurance Group, Inc.                 78,163
     4,500        EXEL Limited                                          350,156
     4,800        PartnerRe Limited                                     244,800
     8,300        TIG Holdings, Inc.                                    190,900
     4,400        Tokio Marine & Fire Insurance Co.
                  Limited (The) - ADR                                   223,850
                                                                    -----------
                                                                      1,977,894
                                                                    -----------

                             LEVCO EQUITY VALUE FUND

                            PORTFOLIO OF INVESTMENTS

                                  June 30, 1998
                                   (Unaudited)

  Shares                                                                Value
  ------                                                                -----
               COMMON STOCKS - CONTINUED
               MEDIA - 5.5%
     6,500        MediaOne Group Inc. (a)                           $   285,594
     8,100        Tribune Company                                       557,405
                                                                    -----------
                                                                        842,999
                                                                    -----------
               OFFICE EQUIPMENT - 0.8%
     8,800        IKON Office Solutions, Inc.                           128,150
                                                                    -----------
               OIL AND GAS DRILLING - 2.9%
     2,400        Amerada Hess Corp.                                    130,350
     8,700        Unocal Corp.                                          311,025
                                                                    -----------
                                                                        441,375
                                                                    -----------
               PHARMACEUTICALS - 5.4%
     4,800        Eli Lilly and Company                                 317,100
     3,200        Genentech, Inc. (a)                                   217,200
     2,800        Pfizer Inc.                                           304,325
                                                                    -----------
                                                                        838,625
                                                                    -----------
               SOFTWARE & PROCESSING - 2.5%
    11,700        First Data Corp.                                      389,756
                                                                    -----------
               TOBACCO - 1.2%
     4,700        Philip Morris Companies, Inc.                         185,062
                                                                    -----------
               UTILITIES - ELECTRIC - 7.0%
     1,700        Consolidated Edison, Inc.                              78,306
    15,048        MarketSpan Corp.                                      450,500
    11,600        Potomac Electric Power Company                        290,725
     6,400        Texas Utilities Company                               266,400
                                                                    -----------
                                                                      1,085,931
                                                                    -----------
               UTILITIES - GAS - 0.8%
     4,000        Equitable Resources, Inc.                             122,000
                                                                    -----------

               UTILITIES - TELEPHONE - 1.5%
     5,000        Bell Atlantic Corp.                                   228,125
                                                                    -----------

               TOTAL COMMON STOCKS (COST $12,397,577)               $13,255,880
                                                                    -----------

                             LEVCO EQUITY VALUE FUND

                            PORTFOLIO OF INVESTMENTS

                                  June 30, 1998
                                   (Unaudited)

  Shares                                                                Value
  ------                                                                -----
               PREFERRED STOCKS - 0.4%
     1,100        Owens-Illinois, Inc. (Cost $55,000)               $    57,337
                                                                    -----------
   Face
  Value
  -----
               MONEY MARKET FUNDS - 10.6%
$1,634,746        United Missouri Bank Money Market Fiduciary
                     (Cost $1,634,746)                              $ 1,634,746
                                                                    -----------

               TOTAL INVESTMENTS AT VALUE - 97.0%
                  (COST $14,087,323)                                $14,947,963

               OTHER ASSETS IN EXCESS OF LIABILITIES - 3.0%             467,730
                                                                    -----------

               NET ASSETS - 100.0%                                  $15,415,693
                                                                    ===========

(a)  Non-income producing security.
     ADR - American Depository Receipt

     See accompanying notes to financial statements.

                             LEVCO EQUITY VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 1998
                                   (Unaudited)


1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The LEVCO Equity Value Fund (the Fund) is a no-load, diversified series of the LEVCO Series Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was organized as a Delaware business trust on January 2, 1997. The Fund commenced operations on August 4, 1997.

The Fund's investment objective is long-term growth of capital through an emphasis on the preservation of capital and an attempt to control volatility as measured against the Standard & Poor's Composite 500 Stock Index. The Fund pursues this objective by investing its assets primarily in common stocks and other securities having equity characteristics.

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange
(currently 4:00 p.m., Eastern time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share.

Investment income and distributions to shareholders -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Dividends arising from net investment income are declared and paid quarterly to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Payment of all dividends and capital gains distributions will be made in shares. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Organization expenses -- Expenses of organization, net of certain expenses paid by the Adviser, have been capitalized and are being amortized on a straight-line basis over five years.

Security transactions -- Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                             LEVCO EQUITY VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 1998
                                   (Unaudited)


Federal income taxes -- The Fund has complied with the special provisions of the Internal Revenue Code available to regulated investment companies and, therefore, no federal income tax provision is required. The accumulated net realized capital loss on sales of investments for federal income tax purposes at December 31, 1997 amounted to $176,701. This loss may be utulized in the current or future years to offset taxable capital gains and, if not applicable, expires on December 31, 2005.

The following information is based upon the federal income tax cost of portfolio investments of $14,087,323 as of June 30, 1998:

     Gross unrealized appreciation....................$1,464,084
     Gross unrealized depreciation....................  (603,444)
                                                      ----------
     Net unrealized appreciation......................$  860,640
                                                      ==========

2.   INVESTMENT TRANSACTIONS

During the six months ended June 30, 1998, purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $6,241,418 and $5,614,728, respectively.

3.  TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT
The Fund's investments are managed by John A. Levin & Co., Inc. (the Adviser) under the terms of an Investment Advisory Agreement. The Adviser also provides certain administrative services required by the Trust and the Fund. Under the Investment Advisory Agreement, the Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.85% of its average daily net assets. The Adviser currently intends to limit the total operating expenses of the Fund to 1.10% of its average daily net assets. Accordingly, the Adviser voluntarily waived its investment advisory fees of $61,635 and reimbursed the Fund for $4,051 of other operating expenses for the six months ended June 30, 1998. Certain trustees and officers of the Trust are also officers of the Adviser.

TRUSTEES COMPENSATION
No compensation is paid by the Fund to officers and trustees of the Fund who are affiliated with the Adviser and/or the Distributor. The Fund pays each unaffiliated trustee an annual retainer of $7,500 and certain expenses the trustees incur in attending meetings.